Share-based payments	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based payments
16.
Share-based payments

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan (2018 Plan) for which a majority of the shares vested upon completion of the Transaction (See Note 2) and the 2021 Omnibus Incentive Plan (2021 Plan) under which 10,580,754 shares were authorized for award as of December 31, 2022. The 2021 Plan serves as the successor to the 2018 Plan. The 2021 plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. Since March 2, 2021, no additional awards have been granted nor are expected to be granted in the future under the 2018 Plan. During the year ended December 31, 2022, all remaining nonvested shares under the 2018 Plan vested.

Share-based compensation expense recognized during the years ended December 31, 2022 and 2021 under both plans was $62,354 and $101,770, respectively and is included in "Selling, general and administrative" expense in the Consolidated Statements of Comprehensive Loss. The related income tax benefit for the years December 31, 2022 and 2021 was $8,864 and $5,250, respectively. There was no shared based compensation recognized during the year ended December 31, 2020. As of December 31, 2022 the unrecognized stock-based compensation expense was $74,300.

2018 Pi Jersey Topco Limited Plan (“2018 Plan”)

On January 2, 2018, Pi Jersey Topco Limited adopted the 2018 Plan authorizing the issuance of equity-based awards, including A ordinary shares and B ordinary shares, to certain executive and senior managers of the Company in consideration for their employee services. A ordinary shares have been granted to certain executives and senior management only, while B ordinary shares are held by certain executives and senior managers as well as shareholders of Topco. The total number of authorized A ordinary shares under the Plan was 600,000, and there was not a limit to the number of B ordinary shares authorized. A consideration of $2.16 or $1.50 was payable on the grant of each A ordinary share, depending on the grant date, and consideration of $1.00 was payable on the grant of each B ordinary share. The awards are issued and settled by Pi Jersey Topco Limited. The employee services are rendered to the Company. As such, they are accounted for as equity settled share-based payments in the Company’s financial statements.

The A ordinary shares and B ordinary shares included a service-based vesting condition and a performance-based vesting condition. Vesting was subject to continuous service until the achievement of an Exit Event (defined as an Initial Public Offering (“IPO”) whereby Blackstone and CVC retained less than 50% of the B ordinary shares they held immediately prior to the IPO through one or multiple transactions, winding-up or completion of a sale). The Plan also included a market condition through a ratchet mechanism whereby, upon the achievement of a specified return at an Exit Event or subsequent sale of ordinary shares, a number of B ordinary shares as determined by a formula would automatically be converted into deferred shares, so as to result in the A ordinary shares, which are held by executives and senior managers of the Company only, having an additional ownership percentage of the total equity. This ratchet mechanism impacts the grant date fair value of the A ordinary shares and the B ordinary shares.

As vesting for a majority of the shares was contingent upon the achievement of an Exit Event, a majority of compensation expense was recognized during December 31, 2021 upon completion of the Transaction. For the year ended December 31, 2020, no share-based compensation expense was recorded.

The weighted average grant date fair value of shares granted under the 2018 Plan for the years ended December 31, 2021 and 2020 was $350.62 and $320.50, respectively. There were no shares granted under the 2018 plan during the year ended December 31, 2022. The total grant date fair value of shares vested during the year ended December 31, 2021, was $71,630. There were no shares vested under the 2018 Plan for the year ended December 31, 2020.

The fair value of the A ordinary shares and B ordinary shares was determined using a Monte Carlo simulation approach for the year ended December 31, 2020. The expected volatility was 48.27%, risk free interest rate was 0.14% with no dividend yield. Expected volatility was determined based on the historical volatility of Paysafe and broadly comparable companies operating in the payments sector.

2021 Omnibus Incentive Plan (“2021 Plan”)

Restricted stock units

Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one- to three-years. The weighted average period over which compensation is expected to be recognized related to RSUs is 2.0 years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. We did not record compensation expense for certain PRSUs during the year ended December 31, 2022 as the performance criteria for such awards were not expected to be achieved and the ultimate vesting of the awards was not probable as of such date.

Certain PRSUs were granted during the year ended December 31, 2022 which are liability-classified share-based payment awards under ASC 718 as the value of the award is fixed and will be settled in a variable number of shares. At December 31, 2022, the share-based compensation expense and liability associated with these awards was $7,105, which is classified as a current liability within the Consolidated Statements of Financial Position based on the expected timing of the vesting of shares. There is no remaining expense to be recognized related to these awards.

The weighted average grant date fair value of shares granted under the 2021 Plan for the years ended December 31, 2022 and 2021 was $35.75 and $99.60, respectively. There were no shares granted under the 2021 plan during the year ended December 31, 2020. The total grant date fair value of shares vested during the year ended December 31, 2022 and 2021, was $39,941 and $32. There were no shares vested under the 2021 Plan for the year ended December 31, 2020.

The following table summarizes restricted stock unit activity during the year ended December 31, 2022.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2021	1,108,423	$99.00
Granted (1)	2,771,248	$35.75
Vested	(608,088)	$65.68
Forfeited	(368,053)	$57.94
Performance adjustments (2)	(44,145)	$—
Nonvested as of December 31, 2022	2,859,385	$45.95

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.

Stock options

During the year ended December 31, 2022, 166,666 stock options were granted under the 2021 Plan, all of which were outstanding as of year end. The exercise price of each option is based on either one or two times the fair market value of the Company’s stock at the date of grant. The options have a contractual ten-year life and vest annually in equal increments over three years. The weighted average period over which compensation is expected to be recognized related to stock options is 2.4 years.

The fair value of options is determined using a Black-Scholes model and compensation expense is recognized on a straight-line basis over the vesting period. The weighted average fair value of the options was $9.06 for the year end December 31, 2022. The following table shows the key assumptions used in the valuation:

For the year ended December 31,
2022
Expected term	6.0
Expected volatility	32.0%
Risk free interest rate	3.0%
Dividend yield	0%
Weighted average exercise price	$52.38

The intrinsic value is the amount by which the fair value of the underlying share exceeds the exercise price of the stock option. As of December 31, 2022, the share price of the Company was less than the exercise price for all outstanding stock options. Therefore, the intrinsic value for stock options outstanding was zero. No stock options were exercised or exercisable during the year ended December 31, 2022.

Preference Shares

We have authorized 233,333,333 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.